Customer deposits	12 Months Ended
Dec. 31, 2024
Deposits from customers [abstract]
Customer deposits
13 Customer deposits

Customer deposits
in EUR million	2024	2023
Current accounts / Overnight deposits	227,827	221,773
Savings accounts	354,560	334,296
Time deposits	107,695	92,154
Other	1,579	2,053
	691,661	650,276

Current accounts / Overnight deposits, Saving accounts and Time deposits include balances with individuals, respectively EUR 107,068 million (2023: EUR 107,711 million), EUR 324,135 million (2023: EUR 305,743 million) and EUR 56,599 million (2023: EUR 46,762 million).

Customer deposits by type
	Netherlands		Rest of the world		Total
in EUR million	2024	2023	2024	2023	2024	2023
Non-interest bearing	26	239	27,142	25,316	27,168	25,556
Interest bearing [1]	237,395	232,548	427,098	392,172	664,493	624,720
	237,421	232,788	454,240	417,488	691,661	650,276
[1] Interest bearing includes current accounts which are not remunerated. However ING holds the contractual right to revise the rates.